FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments on a Gross Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Asset derivatives	$ 247,077	$ 547,317
Commodity contract
Derivative [Line Items]
Asset derivatives	48,079	113,368
Interest rate swap
Derivative [Line Items]
Asset derivatives	39,387	54,970
Oil | Energy related derivative
Derivative [Line Items]
Asset derivatives	105,948	182,795
Natural gas | Energy related derivative
Derivative [Line Items]
Asset derivatives	$ 53,663	$ 196,184